Share-based payment arrangements (Details 1) - Employees [Member]		1 Months Ended
	Jan. 03, 2025	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Vesting condition	Buyer compensates Seller for any shortfall if shares sold below initial value; adjusted for gains realized/distribute up to Dec 31, 2026	2 years’ service from grant date and the Play F&B Co., Ltd’s annual average Adjusted EBITDA (*1) equals or exceeds Korean Won 1,375,000 thousand at the date of exercise
Contractual life of options	3 months	7 years